Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining amount of performance obligation	$ 160.2
Revenue recognized which was included in the deferred revenue balance at the beginning of the period	$ 1.2	$ 0.7
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Typical contract term	1 year
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Typical contract term	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining amount of performance obligation	$ 80.2
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining amount of performance obligation	$ 80.0
Expected timing of satisfaction	66 months